CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Assets, Current [Abstract]
Cash and cash equivalents	$ 349		$ 403
Restricted cash	66		27
Accounts receivable – trade, net	1,390		1,283
Accounts receivable – other, net	164		190
Due from unconsolidated affiliates	26		6
Income taxes receivable	43		30
Inventories	258		298
Regulatory balancing accounts – undercollected	259		307
Fixed-price contracts and other derivatives	83		80
Assets held for sale	201		0
Other	271		267
Total current assets	3,110		2,891
Other Assets [Abstract]
Restricted cash	10		20
Due from unconsolidated affiliates	201		186
Regulatory assets	3,414		3,273
Nuclear decommissioning trusts	1,026		1,063
Investments	2,097		2,905
Goodwill	2,364		819
Other intangible assets	548		404
Dedicated assets in support of certain benefit plans	430		464
Insurance receivable for Aliso Canyon costs	606		325
Deferred income taxes	234		120
Sundry	815		641
Total other assets	11,745		10,220
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment	43,624		38,200
Less accumulated depreciation and amortization	(10,693)		(10,161)
Property, plant and equipment, net	32,931		28,039
Total assets	47,786		41,150
Liabilities, Current [Abstract]
Short-term debt	1,779		622
Accounts payable – trade	1,346		1,133
Accounts payable – other	130		142
Due to unconsolidated affiliates	11		14
Dividends and interest payable	319		303
Accrued compensation and benefits	409		423
Regulatory balancing accounts – net overcollected	122		34
Current portion of long-term debt	913		907
Fixed-price contracts and other derivatives	83		56
Customer deposits	158		153
Reserve for Aliso Canyon costs	53		274
Liabilities held for sale	47		0
Other	557		551
Total current liabilities	5,927		4,612
Long-term debt	14,429		13,134
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	152		149
Pension and other postretirement benefit plan obligations, net of plan assets	1,208		1,152
Deferred income taxes	3,745		3,157
Deferred investment tax credits	28		32
Regulatory liabilities arising from removal obligations	2,697		2,793
Asset retirement obligations	2,431		2,126
Fixed-price contracts and other derivatives	405		240
Deferred credits and other	1,523		1,176
Total deferred credits and other liabilities	12,189		10,825
Commitments and contingencies (Note 15)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock	0		0
Common stock	2,982		2,621
Retained earnings	10,717		9,994
Accumulated other comprehensive income (loss)	(748)		(806)
Total shareholders’ equity	12,951		11,809
Preferred stock of subsidiary	20		20
Other noncontrolling interests	2,270		750
Total equity	15,241		12,579
Total liabilities and equity	47,786		41,150
San Diego Gas and Electric Company [Member]
Assets, Current [Abstract]
Cash and cash equivalents	8		20
Restricted cash	11		23
Accounts receivable – trade, net	354		331
Accounts receivable – other, net	17		17
Due from unconsolidated affiliates	4		1
Income taxes receivable	122		1
Inventories	80		75
Prepaid expenses	59		49
Regulatory balancing accounts – undercollected	259		307
Regulatory assets	81		107
Fixed-price contracts and other derivatives	58		53
Other	19		20
Total current assets	1,072		1,004
Other Assets [Abstract]
Restricted cash	1		0
Deferred taxes recoverable in rates	1,014		914
Regulatory assets	998		977
Nuclear decommissioning trusts	1,026		1,063
Sundry	358		301
Total other assets	3,397		3,255
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment	17,844		16,458
Less accumulated depreciation and amortization	(4,594)		(4,202)
Property, plant and equipment, net	13,250		12,256
Total assets	17,719		16,515
Liabilities, Current [Abstract]
Short-term debt	0		168
Accounts payable – trade	460		377
Due to unconsolidated affiliates	15		55
Interest payable	40		39
Accrued compensation and benefits	121		129
Accrued franchise fees	43		66
Current portion of long-term debt	191		50
Fixed-price contracts and other derivatives	61		51
Asset retirement obligations	79		99
Customer deposits	76		72
Other	82		101
Total current liabilities	1,168		1,207
Long-term debt	4,658		4,455
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	52		46
Pension and other postretirement benefit plan obligations, net of plan assets	232		212
Deferred income taxes	2,829		2,472
Deferred investment tax credits	16		19
Regulatory liabilities arising from removal obligations	1,725		1,629
Asset retirement obligations	751		729
Fixed-price contracts and other derivatives	189		106
Deferred credits and other	421		364
Total deferred credits and other liabilities	6,215		5,577
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock	0		0
Common stock	1,338		1,338
Retained earnings	4,311		3,893
Accumulated other comprehensive income (loss)	(8)		(8)
Total shareholders’ equity	5,641		5,223
Other noncontrolling interests	37		53
Total equity	5,678		5,276
Total liabilities and equity	17,719		16,515
Southern California Gas Company [Member]
Assets, Current [Abstract]
Cash and cash equivalents	12		58
Accounts receivable – trade, net	608		635
Accounts receivable – other, net	77		99
Due from unconsolidated affiliates	8		48
Income taxes receivable	2		0
Inventories	58		79
Regulatory assets	8		7
Other	63		40
Total current assets	836		966
Other Assets [Abstract]
Regulatory assets arising from pension obligations	742		699
Regulatory assets	589		636
Insurance receivable for Aliso Canyon costs	606		325
Sundry	399		207
Total other assets	2,336		1,867
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment	15,344		14,171
Less accumulated depreciation and amortization	(5,092)		(4,900)
Property, plant and equipment, net	10,252		9,271
Total assets	13,424		12,104
Liabilities, Current [Abstract]
Short-term debt	62		0
Accounts payable – trade	481		422
Accounts payable – other	74		76
Due to unconsolidated affiliates	28		0
Income taxes payable	0		3
Accrued compensation and benefits	150		160
Regulatory balancing accounts – net overcollected	122		34
Current portion of long-term debt	0		9
Customer deposits	76		76
Reserve for Aliso Canyon costs	53		274
Other	195		184
Total current liabilities	1,241		1,238
Long-term debt	2,982		2,481
Deferred Credits and Other Liabilities [Abstract]
Customer advances for construction	99		103
Pension obligation, net of plan assets	762		716
Deferred income taxes	1,709		1,532
Deferred investment tax credits	12		14
Regulatory liabilities arising from removal obligations	972		1,145
Asset retirement obligations	1,616		1,354
Deferred credits and other	521		372
Total deferred credits and other liabilities	5,691		5,236
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock	22		22
Common stock	866		866
Retained earnings	2,644		2,280
Accumulated other comprehensive income (loss)	(22)		(19)
Total shareholders’ equity	3,510		3,149
Total equity	3,510		3,149
Total liabilities and equity	$ 13,424		$ 12,104